INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 28, 2014	Dec. 28, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES
8.	INCOME TAXES

Summit Materials is a limited liability company and passes its tax attributes for federal and state tax purposes to its parent company and is generally not subject to federal or state income tax. However, certain subsidiary entities file federal and state income tax returns due to their status as C corporations. The provision for income taxes is composed of federal, state and local income taxes for the subsidiary entities that have C corporation status.

The effective income tax rate for these entities differs from the statutory federal rate primarily due to (1) depletion expense and domestic production activities deduction, which are allowed as deductions for tax purposes but not recorded under GAAP, (2) state income taxes and the effect of graduated tax rates and (3) certain non-recurring items, such as differences in the treatment of transaction costs, which are often not deductible for tax purposes.

As of June 28, 2014 and December 28, 2013, the Company has not recognized any liabilities for uncertain tax positions. The Company records interest and penalties as a component of the income tax provision. No material interest or penalties were recognized in income tax expense for the six month periods ended June 28, 2014 and June 29, 2013.

(10) Income Taxes

For the years ended 2013, 2012 and 2011, income taxes consist of the following:

	2013	2012	2011
Provision for income taxes:
Current	$1,761	$(452)	$5,382
Deferred	(4,408)	(3,468)	(1,974)

Income tax (benefit) expense	$(2,647)	$(3,920)	$3,408

The effective tax rate on pre-tax income differs from the U.S. statutory rate due to the following:

	2013	2012	2011
Income tax benefit at federal statutory tax rate	$(37,160)	$(19,074)	$(6,895)
Book loss not subject to income tax	32,801	16,167	13,790
State and local income taxes	130	(90)	666
Depletion expense	(411)	(377)	(372)
Domestic production activities deduction	—	—	(273)
Goodwill impairment	1,046	—	—
Bargain purchase gain	—	—	(4,250)
Effective rate change	—	(532)	627
Valuation allowance	729	36	(360)
Other	218	(50)	475

Income tax (benefit) provision	$(2,647)	$(3,920)	$3,408

The following table summarizes the components of the net deferred income tax liability as of year-end 2013 and 2012:

	2013	2012
Deferred tax assets (liabilities):
Mining reclamation reserve	$1,502	$1,449
Accelerated depreciation	(33,146)	(34,733)
Net operating loss	2,227	2,134
Capital losses on securities	997	989
Landfill closure reserve	(63)	(30)
Working capital (e.g., accrued compensation, prepaid assets)	2,399	3,101

Deferred tax liabilities, net	(26,084)	(27,090)
Less valuation allowance on loss carryforwards	(1,826)	(1,025)

Total	$(27,910)	$(28,115)

Included in accompanying consolidated balance sheets under the following captions:
Other current assets	$2,316	$2,275
Other noncurrent liability	(30,226)	(30,390)

Total	$(27,910)	$(28,115)

In assessing the realizability of deferred tax assets as of year-end 2013 and 2012, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible (including the effect of available carryback and carryforward periods), projected future taxable income and tax-planning strategies in making this assessment. Management anticipates the deferred income tax asset related to losses on securities and net operating losses will not be fully utilized before their expiration in 2014; therefore, a valuation allowance has been recorded as of year-end 2013 and 2012. In 2011, $0.8 million of capital loss was carried back for a tax benefit recovery of $0.3 million. The remaining capital loss of $1.0 million is not expected to be utilized; therefore, the remaining balance has been fully reserved in the valuation allowance as of year-end 2013. At December 28, 2013, the Company has net operating loss carryforwards for federal and state income tax purposes of $5.2 million and $0.7 million, respectively, which are available to offset future federal and state taxable income, if any, through 2033.

Summit Materials does not have any uncertain tax positions as of December 28, 2013. Tax years from 2010 to 2013 remain open and subject to audit by federal and state tax authorities. No income tax expense or benefit was recognized in other comprehensive loss in 2013, 2012 or 2011.